UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Hopkins
Title:     Chief Compliance Officer
Phone:     (212) 313-9776

Signature, Place, and Date of Signing:

     Adam Hopkins     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $198,855 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANHEUSER BUSCH COS INC         COM              035229103    32412   499561 SH                              499561
BARR PHARMACEUTICALS INC       COM              068306109     9795   150000 SH                              150000
CENVEO INC                     COM              15670S105      385    50000 SH                               50000
CENVEO INC                     COM              15670S105      377    49000 SH  PUT                          49000
CV THERAPEUTICS INC            NOTE 2.750% 5/1  126667AF1     7603  9300000 PRN                            9300000
DIEBOLD INC                    COM              253651103     2771    83693 SH                               83693
FOUNDRY NETWORKS INC           COM              35063R100     8650   475000 SH                              475000
GEHL CO                        COM              368483103     5886   200000 SH                              200000
GENENTECH INC                  COM NEW          368710406    17736   200000 SH  CALL                        200000
GENERAL FINANCE CORP           COM              369822101     5193   824330 SH                              824330
GRACE W R & CO DEL NEW         COM              38388F108    16323  1079536 SH                             1079536
GRACE W R & CO DEL NEW         COM              38388F108      756    50000 SH  CALL                         50000
GREAT ATLANTIC & PAC TEA INC   COM              390064103      757    70000 SH  CALL                         70000
GREAT ATLANTIC & PAC TEA INC   COM              390064103     5360   495348 SH                              495348
IKON OFFICE SOLUTIONS INC      COM              451713101     8505   500000 SH                              500000
INTERNATIONAL RECTIFIER CORP   COM              460254105     5706   300000 SH                              300000
LEAP WIRELESS INTL INC         COM NEW          521863308     4850   127300 SH  CALL                        127300
MAIDEN HOLDINGS LTD            SHS              G5753U112     3327   764919 SH                              764919
MARSHALL EDWARDS INC           COM              572322303      233   108309 SH                              108309
MEDAREX INC                    COM              583916101     9705  1500000 SH                             1500000
QLT INC                        COM              746927102     3332  1022100 SH                             1022100
RADNET INC                     COM              750491102     8069  2012225 SH                             2012225
SAFEWAY INC                    COM NEW          786514208     2372   100000 SH                              100000
SCIELE PHARMA INC              COM              808627103     9237   300000 SH                              300000
SI INTL INC                    COM              78427V102     3762   125200 SH                              125200
ULURU INC                      COM              90403T100    11861 11861336 SH                            11861336
UST INC                        COM              902911106     9981   150000 SH                              150000
VIRGIN MEDIA INC               COM              92769L101      158    20000 SH  CALL                         20000
WELLS FARGO & CO NEW           COM              949746101     3753   100000 SH  PUT                         100000